Common Stock and Capital Surplus (Narrative) (Detail) - JPY (¥)					2 Months Ended	5 Months Ended
	Nov. 30, 2023	Feb. 28, 2023	Nov. 30, 2022	Nov. 30, 2021	Jan. 31, 2023	Mar. 31, 2024	Oct. 31, 2022	Mar. 31, 2022	Nov. 14, 2023	Mar. 31, 2023	Nov. 14, 2022	May 16, 2022	Nov. 15, 2021
Treasury Stock:
Treasury stock %						5.00%
Minimum
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of proceeds per issuance of common stock, including conversions of bonds and notes, to be credited to the common stock account						50.00%
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991						5.00%
Maximum
Common Stock and Capital Surplus Disclosure [Line Items]
Percentage of outstanding common stock issued as free share distribution prior to April 1, 1991						10.00%
Common stock
Treasury Stock:
Number of own shares repurchased (in shares)					175,357,900	300,646,400	418,926,300	225,408,800
Treasury shares value					¥ 149,999,996,001	¥ 399,999,861,554	¥ 299,999,909,768			¥ 149,999,964,962
Treasury shares cancelled (in shares)	350,000,000	175,357,900	418,926,300	300,000,000
Common stock | Maximum
Treasury Stock:
Aggregated number of shares allowed for repurchase (in shares)									400,000,000		300,000,000	600,000,000	300,000,000
Aggregate amount of shares allowed for repurchase									¥ 400,000,000,000		¥ 150,000,000,000	¥ 300,000,000,000	¥ 150,000,000,000
BK and TB | Common stock
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991						1,910,106,000,000
BK and TB | Unappropriated retained earnings
Common Stock and Capital Surplus Disclosure [Line Items]
Increase (decrease) by amount equal to the fair value of the shares issued by the application of U.S. accounting practices for issuance of free shares distribution made prior to April 1, 1991						¥ 1,910,106,000,000